PGIM S&P 500 Max Buffer ETF - December N-1A Cover	Nov. 02, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 02, 2026
Prospectus Date	Feb. 20, 2026